Prospectus Supplement
One ChoiceSM In Retirement Portfolio ¡ One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio ¡ One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio ¡ One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio ¡ One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio ¡ One ChoiceSM 2055 Portfolio
     (Prospectus dated December 31, 2012 as revised May 31, 2013)
California High-Yield Municipal Fund ¡ California Intermediate-Term Tax-Free Bond Fund
California Long-Term Tax-Free Fund
     (Prospectuses dated January 1, 2013)
Legacy Focused Large Cap Fund ¡ Legacy Large Cap Fund ¡ Legacy Multi Cap Fund
    (Prospectus dated December 1, 2012)
High-Yield Municipal Fund¡ Intermediate-Term Tax-Free Bond Fund ¡ Long-Term Tax-Free Fund
     (Prospectuses dated October 1, 2012)
All Cap Growth Fund ¡ Balanced Fund ¡ Focused Growth Fund ¡ Fundamental Equity Fund
New Opportunities Fund ¡ Veedot Fund® ¡ VistaSM Fund
    (Prospectuses dated March 1, 2013)
Core Equity Plus Fund ¡ Disciplined Growth Fund ¡ Disciplined Growth Plus Fund
Equity Growth Fund ¡ Equity Market Neutral Fund ¡ Global Gold Fund
Income & Growth Fund ¡ International Core Equity Fund ¡ Small Company Fund
     (Prospectuses dated November 1, 2012)
Global Allocation Fund
     (Prospectus dated April 1, 2013)
International Discovery Fund
     (Prospectus dated April 1, 2013)

Supplement dated July 31, 2013

The following replaces the Minimum Initial Investment Amounts (Institutional Class) section.

Minimum Initial Investment Amounts (Institutional Class)
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information. In addition, there is no minimum initial investment amount for employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and where plan level or omnibus accounts are held on the books of the fund. Financial intermediaries or plan recordkeepers may require plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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